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                           JPMORGAN U.S. EQUITY FUNDS
                         JPMORGAN SMALL CAP EQUITY FUND
                                  SELECT SHARES

                         SUPPLEMENT DATED MARCH 19, 2002
                    TO THE PROSPECTUS DATED FEBRUARY 1, 2002

The information on page 61 of the prospectus should be deleted entirely and replaced by the following:

INVESTOR EXPENSES FOR SELECT CLASS SHARES
The expenses for the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                         0.65
 DISTRIBUTION (RULE 12b-1) FEES                                          NONE
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.22
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 TOTAL OPERATING EXPENSES                                                1.12
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                (0.27)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.85
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

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.85% OF ITS AVERAGE DAILY NET ASSETS UNTIL 4/30/03.

EXAMPLE The example is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 4/30/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
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YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)     87         322         584         1,333
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